Investments accounted for using equity method - Summarized Financial Information for Investment in Material Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of associates [line items]
Other comprehensive income (loss), net of income tax	$ (170,976)	$ (5,584)	$ 184,329	$ 84,203
Total comprehensive income (loss) for the year	1,796,589	$ 58,674	3,624,026	5,021,470
Individually Immaterial Associates [member]
Disclosure of associates [line items]
Profit for the year from continuing operations	1,714		453,715	625,733
Other comprehensive income (loss), net of income tax	12,993		(28,254)	28,843
Total comprehensive income (loss) for the year	$ 14,707		$ 425,461	$ 654,576